UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
2/28/19 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.74% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.1%)(a)
	Rating(RAT)	Principal amount	Value
Illinois (0.1%)
Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/30	AA	$100,000	$108,409

			108,409
Minnesota (100.2%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	300,000	288,684
Bethel, Charter School Lease Rev. Bonds, (Spectrum High School), Ser. A, 4.25%, 7/1/47	BBB-	250,000	242,305
Burnsville, G.O. Bonds, (Indpt. School Dist. No. 191), Ser. A, 4.00%, 2/1/33	Aa2	500,000	530,100
Center City, Hlth. Care Facs. Rev. Bonds, (Hazelden Betty Ford Foundation)
5.00%, 11/1/44	Baa1	500,000	534,560
5.00%, 11/1/41	Baa1	700,000	708,295
Central MN Muni. Pwr. Agcy. Rev. Bonds, (Twin Cities Transmission Project), 5.00%, 1/1/32	A2	1,000,000	1,076,320
Chaska, G.O. Bonds, (Indpt. School Dist. No. 112), Ser. A, 5.00%, 2/1/31	Aa2	500,000	581,150
Circle Pines, G.O. Bonds, (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AAA	750,000	657,788
Cloquet, G.O. Bonds, (Indpt. School Dist. No. 94), Ser. B, 5.00%, 2/1/27	Aa2	1,100,000	1,287,506
Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	BB+	345,000	352,928
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A
5.25%, 7/1/40	BB+	500,000	520,690
U.S. Govt. Coll., 5.125%, 7/1/33 (Prerefunded 7/1/23)	AAA/P	500,000	569,535
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (Essentia Hlth. Oblig. Group), Ser. A, 5.25%, 2/15/58	A-	1,000,000	1,106,820
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A
5.50%, 8/1/36	BB+	250,000	260,290
4.50%, 8/1/26	BB+	420,000	433,411
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	488,850
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	250,000	252,838
Hastings, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 200), Ser. A, zero %, 2/1/30	Aa2	1,000,000	724,530
Hennepin Cnty., G.O. Bonds
Ser. A, 5.00%, 12/1/38	AAA	530,000	612,537
Ser. C, 5.00%, 12/1/34	AAA	1,500,000	1,759,950
Hennepin Cnty., VRDN, Ser. B, 1.72%, 12/1/38	A-1+	2,000,000	2,000,000
Hennepin Cnty., Regl. Railroad Auth. G.O. Bonds, Ser. A
5.00%, 12/1/38	AAA	2,000,000	2,381,020
5.00%, 12/1/37	AAA	1,000,000	1,195,930
Intermediate School Dist. No. 287 COP, Ser. A, 4.00%, 5/1/27	A1	250,000	272,825
Jordan, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 717), Ser. A
5.00%, 2/1/28	Aa2	960,000	1,074,259
5.00%, 2/1/28 (Prerefunded 2/1/23)	AAA/P	40,000	44,585
Lakeville, G.O. Bonds, (Indpt. School Dist. No. 194), Ser. B, 4.00%, 2/1/27	Aa2	510,000	568,053
Maple Grove, Hlth. Care Fac. Rev. Bonds, (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa1	500,000	569,190
5.00%, 5/1/31	Baa1	500,000	573,350
5.00%, 5/1/30	Baa1	850,000	984,683
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Children's Hlth. Care Fac.), Ser. A, 5.25%, 8/15/35	AA-	500,000	523,305
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.)
Ser. B-2, 1.72%, 11/15/35	VMIG 1	1,000,000	1,000,000
Ser. B-1, 1.71%, 11/15/35	VMIG 1	2,300,000	2,300,000
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. C, 5.00%, 1/1/37	AA-	825,000	944,435
Ser. C, 5.00%, 1/1/36	AA-	825,000	949,608
Ser. A, 5.00%, 1/1/35	AA-	1,000,000	1,024,810
Ser. B, 5.00%, 1/1/29	A+	910,000	983,264
Ser. B, 5.00%, 1/1/23	A+	730,000	809,709
Ser. B, 5.00%, 1/1/22	AA-	1,250,000	1,252,863
Minneapolis, Rev. Bonds, (YMCA of the Greater Twin Cities)
4.00%, 6/1/31	A3	100,000	106,410
4.00%, 6/1/27	A3	100,000	109,998
Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A
5.00%, 11/15/44	A+	250,000	272,715
5.00%, 11/15/34	A+	2,230,000	2,598,887
4.00%, 11/15/38	A+	500,000	517,875
Minneapolis, Student Hsg. 144A Rev. Bonds, (Riverton Cmnty. Hsg.), 5.00%, 8/1/53	BB/P	500,000	511,470
Minnetonka, COP, (Indpt. School Dist. No. 276), Ser. E, 5.00%, 3/1/29	Aa1	350,000	350,000
Minnetonka, Hsg. Fac. VRDN, (Beacon Hill), FNMA Coll., 1.75%, 5/15/34	VMIG 1	375,000	375,000
MN Agricultural & Econ. Dev. Board Rev. Bonds, (Essentia Hlth. Oblig. Group), Ser. C-1, AGC, 5.00%, 2/15/30	AA	1,000,000	1,025,240
MN State COP, (Legislative Office Fac.), 5.00%, 6/1/37	AA+	3,000,000	3,359,970
MN State G.O. Bonds
Ser. A, 5.00%, 8/1/35	AAA	750,000	862,320
(Trunk Hwy.), Ser. B, 5.00%, 10/1/30	AAA	1,000,000	1,077,820
Ser. A, U.S. Govt. Coll., 5.00%, 10/1/24 (Prerefunded 10/1/21)	AAA/P	10,000	10,828
Ser. A, 5.00%, 8/1/19	Aaa	2,000,000	2,028,360
(Trunk Hwy.), Ser. B, 4.00%, 8/1/26	AAA	500,000	515,250
MN State Rev. Bonds, (Gen. Fund Appropriations)
Ser. A, 5.00%, 6/1/38	AA+	1,000,000	1,103,430
Ser. B, 5.00%, 3/1/29	AA+	500,000	544,825
MN State College & U. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,074,940
4.00%, 10/1/25	Aa3	1,000,000	1,071,460
MN State Higher Ed. Fac. Auth. Rev. Bonds
(College of St. Scholastica, Inc.), Ser. H, 5.125%, 12/1/40	Baa2	750,000	759,623
(Bethel U.), 5.00%, 5/1/47	BBB-	1,000,000	1,058,970
(U. of St. Thomas), Ser. 7-A, U.S. Govt. Coll., 5.00%, 10/1/39 (Prerefunded 10/1/19)	A2	500,000	509,600
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa1	1,000,000	1,082,820
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	850,598
(St. Catherine U.), Ser. 7-Q, 5.00%, 10/1/32 (Prerefunded 10/1/22)	Baa1	700,000	776,440
(Gustavus Adolphus College), Ser. 7-B, U.S. Govt. Coll., 5.00%, 10/1/31 (Prerefunded 10/1/19)	A3	500,000	509,600
(College of St. Benedict), Ser. 7-M, U.S. Govt. Coll., 5.00%, 3/1/31 (Prerefunded 3/1/20)	Baa1	300,000	309,813
(St. John's U.), Ser. 8-H, 5.00%, 10/1/22	A2	500,000	556,550
(St. Olaf College), Ser. 7-F, U.S. Govt. Coll., 4.50%, 10/1/30 (Prerefunded 10/1/19)	A1	750,000	762,045
(Macalester College), 4.00%, 3/1/48	Aa3	1,000,000	1,032,300
(St. Catherine U.), Ser. A, 4.00%, 10/1/37	Baa1	580,000	583,364
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	527,385
(St. Catherine U.), Ser. A, 4.00%, 10/1/36	Baa1	920,000	928,685
(U. of St. Thomas), Ser. A, 4.00%, 10/1/35	A2	400,000	423,544
(U. of St. Thomas), Ser. A, 4.00%, 10/1/34	A2	400,000	424,992
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	96,353
(College of St. Scholastica, Inc.), Ser. 7-R, 4.00%, 12/1/19	Baa2	200,000	202,406
(Macalester College), Ser. 7-S, 3.00%, 5/1/22	Aa3	415,000	425,080
MN State Hsg. Fin. Agcy. Rev. Bonds, (Res. Hsg. Fin.), Ser. E, 5.10%, 1/1/40	Aa1	410,000	412,107
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
Ser. A, 5.00%, 10/1/34	A1	150,000	169,131
5.00%, 10/1/33	A1	250,000	282,263
5.00%, 10/1/29	A1	350,000	412,899
MN State Office of Higher Ed. Rev. Bonds, (Supplemental Student Loan Program), 4.00%, 11/1/37	AA	1,000,000	1,025,140
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. E, 3.50%, 1/1/46	Aa1	595,000	612,201
Moorhead, Edl. Fac. Rev. Bonds, (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	535,000
New London-Spicer, G.O. Bonds, (Indpt. School Dist. No. 345), Ser. A, 4.00%, 2/1/31	AAA	500,000	538,320
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/41	A3	400,000	446,120
5.00%, 1/1/36	A3	180,000	203,544
5.00%, 1/1/35	A3	170,000	192,969
5.00%, 1/1/34	A3	210,000	239,085
5.00%, 1/1/33	A3	235,000	268,626
5.00%, 1/1/32	A3	215,000	247,570
5.00%, 1/1/31	A3	200,000	232,012
5.00%, 1/1/28	A3	250,000	291,755
Ser. A-2, U.S. Govt. Coll., 5.00%, 1/1/24 (Prerefunded 1/1/21)	A3	500,000	530,165
Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB	400,000	392,648
Prior Lake, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 719), Ser. A, 5.00%, 2/1/31	Aa2	1,210,000	1,455,243
Richfield, G.O. Bonds, (Indpt. School Dist. No. 280), Ser. A, 4.00%, 2/1/36	AAA	1,500,000	1,587,675
Rochester, Elec. Util. Rev. Bonds
Ser. B, 5.00%, 12/1/43	Aa3	1,000,000	1,115,060
Ser. A, 5.00%, 12/1/36	Aa3	500,000	573,760
Ser. A, 5.00%, 12/1/35	Aa3	730,000	841,113
Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,049,110
(Mayo Clinic), Ser. D, 5.00%, 11/15/38	Aa2	500,000	515,815
(Mayo Clinic), Ser. E, 5.00%, 11/15/38	Aa2	750,000	773,723
(Mayo Clinic), Ser. B, 5.00%, 11/15/36	Aa2	500,000	635,820
(Olmsted Med. Ctr.), 5.00%, 7/1/33	A/F	650,000	704,548
(Mayo Clinic), Ser. B, 5.00%, 11/15/29	Aa2	750,000	941,415
(Mayo Clinic), 4.00%, 11/15/48	Aa2	1,500,000	1,556,040
(Mayo Clinic), 4.00%, 11/15/41	Aa2	250,000	254,795
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic)
Ser. A, 1.70%, 11/15/38	A-1+	500,000	500,000
Ser. B, 1.70%, 11/15/38	VMIG 1	1,050,000	1,050,000
Rosemount, G.O. Bonds, (Indpt. School Dist. No 196), Ser. A, 5.00%, 2/1/27	AAA	500,000	596,905
Sartell, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa2	700,000	420,651
Shakopee, Hlth. Care Facs. Rev. Bonds, (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	726,863
5.00%, 9/1/29	A-	250,000	278,993
Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
5.00%, 1/1/42	A1	1,500,000	1,709,220
5.00%, 1/1/36	A1	500,000	565,440
NATL, zero %, 1/1/24	A1	2,000,000	1,802,100
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.)
AGC, U.S. Govt. Coll., 5.375%, 5/1/31 (Prerefunded 5/1/19)	A2	1,000,000	1,005,960
Ser. A, 5.125%, 5/1/30	A2	30,000	31,105
Ser. A, U.S. Govt. Coll., 5.125%, 5/1/30 (Prerefunded 5/1/20)	Aaa	470,000	488,542
Ser. A, 5.00%, 5/1/46	A2	1,500,000	1,636,380
St. Louis Park, Hlth. Care Fac. Rev. Bonds, (Nicollet Hlth. Svcs.), U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aaa	1,000,000	1,013,200
St. Paul Park, Senior Hsg. & Hlth. Care Rev. Bonds, (Presbyterian Homes Bloomington), 5.00%, 9/1/42	BB/P	500,000	534,600
St. Paul, Hsg. & Redev. Auth. Rev. Bonds, (SPCPA Bldg. Co.), Ser. A, 4.625%, 3/1/43	BB+	350,000	323,946
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	279,523
Ser. A, 5.00%, 12/1/37	BBB-	500,000	522,525
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	251,598
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB+	500,000	504,610
(Nova Classical Academy), Ser. A, 4.00%, 9/1/36	BBB-	250,000	239,655
St. Paul, Hsg. & Redev. Auth. Energy Rev. Bonds, Ser. A, 4.00%, 10/1/33	A-	650,000	682,988
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A
4.00%, 11/15/37	A+	1,000,000	1,039,260
4.00%, 11/15/36	A+	1,000,000	1,043,370
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds, (HealthPartners Oblig. Group), Ser. A
5.00%, 7/1/33	A+	1,000,000	1,112,600
5.00%, 7/1/32	A+	500,000	559,365
St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds, (Healtheast Care Syst.), Ser. A, U.S. Govt. Coll., 5.00%, 11/15/40 (Prerefunded 11/15/25)	AAA/P	650,000	774,332
St. Paul, Metro. Council Area G.O. Bonds, (Transit Cap.), Ser. C, 4.00%, 3/1/25	Aaa	1,120,000	1,192,184
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	750,000	751,103
St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds, (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	200,000	183,892
U. of MN Rev. Bonds, Ser. A
5.50%, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,049,340
5.00%, 9/1/41	Aa1	2,000,000	2,295,520
5.00%, 4/1/41	Aa1	1,000,000	1,132,600
5.00%, 9/1/39	Aa1	1,500,000	1,729,995
5.00%, 4/1/35	Aa1	1,000,000	1,153,480
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5.00%, 1/1/49	Aa3	1,500,000	1,722,420
5.00%, 1/1/32	Aa3	500,000	577,025
5.00%, 1/1/31	Aa3	1,000,000	1,126,940
5.00%, 1/1/30	Aa3	1,000,000	1,109,970
Willmar, G.O. Bonds, (Rice Memorial Hosp.), Ser. A, 5.00%, 2/1/21	Aa3	1,000,000	1,063,050
Winona, Hlth. Care Fac. Rev. Bonds, (Winona Hlth. Oblig. Group), 5.00%, 7/1/34	BBB	400,000	411,384
Woodbury, G.O. Bonds, Ser. A, 3.00%, 2/1/22	AAA	780,000	810,178
Woodbury, Charter School Lease Rev. Bonds, (MSA Bldg. Co.), Ser. A
5.00%, 12/1/32	BBB-	220,000	229,506
5.00%, 12/1/27	BBB-	210,000	220,974

			117,266,906
New Jersey (0.3%)
NJ State Econ. Dev. Auth. Rev. Bonds, (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	260,000	283,023

			283,023
New York (0.4%)
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds, (Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	100,000	108,441
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 1.71%, 11/1/32	VMIG 1	400,000	400,000

			508,441
Ohio (0.4%)
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin), 5.00%, 11/15/23	BBB+/F	150,000	164,537
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.00%, 7/1/40	A	250,000	269,703

			434,240
Puerto Rico (0.2%)
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Ser. 07A
zero %, 8/1/44	BBB/P	212,265	211,734
zero %, 8/1/44	BBB/P	69,899	66,229

			277,963
Texas (0.3%)
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.73%, 12/1/24	A-1+	400,000	400,000

			400,000
Wisconsin (0.2%)
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	250,000	263,990

			263,990
TOTAL INVESTMENTS

Total investments (cost $117,518,862)			$119,542,972

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $117,050,282.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	23.1%
	Education	20.1
	Local debt	17.6
	Utilities	13.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$119,542,972	$—

Totals by level	$—	$119,542,972	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019